TAXATION - Effect of tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax holiday
Tax holiday effect	¥ 183	¥ 359	¥ 370
ADS
Income tax holiday
Basic net income per ADS effect (in RMB per share)	¥ 0.28	¥ 0.57	¥ 0.62
Diluted net income per ADS effect (in RMB per share)	¥ 0.28	¥ 0.57	¥ 0.62